RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Accrued interest receivable	$ 91	$ 590	$ 707
Royalty on Sales, Percentage	1.00%	1.00%
Related Party Transaction, Rate	1.00%	1.00%
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Due from Related Parties		$ 18,897	18,731
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 24,489	208,567	0
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Due from Related Parties	18,913	18,897
Accounts Payable, Related Parties	$ 1,985	135,039	0
Related Party Transaction, Rate	1.00%
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 1,215	116,624	0
Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties		$ 600	97,500
Interactive Motion Technologies, Inc. [Member] | Director [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		34,603
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		2,402
Former Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties		$ 587,019	$ 4,135